Minimum Rental Payments Required Under Non-Cancelable Operating Lease (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule Of Commitments And Contingencies [Line Items]
Minimum payments required, 2013	¥ 22,650
Minimum payments required, 2014	19,888
Minimum payments required, 2015	14,224
Minimum payments required, 2016	8,318
Minimum payments required, 2017	4,661
Minimum payments required, 2018 and thereafter	8,556
Total	¥ 78,297